LEASES (Detail Textuals) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	May 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Quantitative Information About Lease [Line Items]
Lease liability		$ 34,387	$ 40,982
Right-of-use assets		25,773	28,827	$ 25,915
Remeasurement of net investment in a finance lease	$ (1,488)	(195)	(1,488)	0
Offices
Disclosure Of Quantitative Information About Lease [Line Items]
Lease liability		20,149	20,878
Right-of-use assets		14,951	13,612	11,027
Data center
Disclosure Of Quantitative Information About Lease [Line Items]
Lease liability		11,782	16,319
Right-of-use assets		$ 10,822	$ 15,215	$ 14,888